ADVANCES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31, 2018	December 31, 2017
Advances receivable	$ 50,581	$ 175,501